Income Taxes (Tax Effects of Temporary Differences) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current
Accounts receivable	$ 33	206	119
Other receivables	171	1,060	636
Inventory impairment	246	1,528	917
Estimated Loss due to Product Warranty	0	0	30
Deferred tax assets - current	450	2,794	1,702
Non-current
Property, plant and equipment, principally due to differences in depreciation	322	1,998	1,340
Construction in progress, principally due to capitalized interest	(841)	(5,212)	(3,363)
Lease prepayments, principally due to differences in charges	(97)	(604)	(373)
Allowance for advanced to supplier-long term	11	68	41
Net loss carryforward	3,144	19,507	19,507
Deferred Tax Assets, Gross, Noncurrent	2,539	15,757	17,152
Net deferred income tax assets	$ 2,989	18,551	18,854